Share capital and share premium (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Schedule of share capital structure
Ordinary shares issued and fully paid as of June 30, 2026

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
249,135,746	Ordinary	1	287,816	1,792,181	2,079,997
Total		1	287,816	1,792,181	2,079,997
Ordinary shares issued and fully paid as of December 31, 2025

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
247,705,230	Ordinary	1	286,156	1,792,181	2,078,337
Total		1	286,156	1,792,181	2,078,337